[Front of stuffer to be used in  month-end  statements  to  shareholders,  daily
statement,    and   gold   prospectus    requests.]

                              U.S. WORLD GOLD FUND
--------------------------------------------------------------------------------
58.11% 18.97% 9.16% 1 Year 5 Year 10 Year Average annual total returns as of 2/06/96
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(LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW)

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                  U. S. WORLD GOLD FUND BEATS THE COMPETITION
                              Relative Performance
--------------------------------------------------------------------------------
                              U.S. WORLD      BENHAM
                              GOLD FUND     GOLD FUND     LEXINGTON      SCUDDER
                              ---------     ---------     ---------      -------
DEC 90 ..............           100.00        100.00        100.00        100.00
Jan 91 ..............            87.95         82.57         88.47         89.80
Feb 91 ..............            92.37         89.84         95.43         94.85
Mar 91 ..............            91.77         88.13         94.04         92.97
Apr 91 ..............            89.86         84.92         93.64         90.79
May 91 ..............            93.88         88.13         96.62         93.66
Jun 91 ..............           100.80         95.08        101.79         97.92
Jul 91 ..............           101.10         93.16        100.99         97.13
Aug 91 ..............            91.06         83.42         90.66         90.89
Sep 91 ..............            92.47         83.96         92.84         90.79
Oct 91 ..............           101.81         89.30         98.01         95.54
Nov 91 ..............           102.41         90.80         99.80         96.93
Dec 91 ..............            97.99         88.76         93.84         93.07
Jan 92 ..............           100.40         90.58         93.84         93.76
Feb 92 ..............            99.00         86.93         90.03         91.09
Mar 92 ..............            92.07         79.11         87.22         86.34
Apr 92 ..............            83.33         75.68         85.62         81.88
May 92 ..............            90.06         81.68         90.43         87.13
Jun 92 ..............            95.28         86.93         91.43         90.99
Jul 92 ..............           100.80         92.08         91.43         95.54
Aug 92 ..............            98.39         89.83         87.82         90.99
Sep 92 ..............            98.39         88.97         85.01         90.99
Oct 92 ..............            94.38         85.22         78.80         88.22
Nov 92 ..............            86.45         76.32         73.18         82.77
DEC 92 ..............            93.37         81.08         74.99         84.55
Jan 93 ..............            88.96         78.61         74.18         83.56
Feb 93 ..............            96.18         87.09         79.65         88.91
Mar 93 ..............           107.33         98.69         92.01         97.13
Apr 93 ..............           122.99        111.90        103.77        106.24
May 93 ..............           139.56        124.57        121.40        118.12
Jun 93 ..............           146.49        132.52        123.63        120.20
Jul 93 ..............           174.10        142.72        136.20        130.50
Aug 93 ..............           160.34        131.66        117.55        121.09
Sep 93 ..............           140.26        115.12        107.62        110.45
Oct 93 ..............           163.35        134.77        120.79        123.09
Nov 93 ..............           160.34        134.88        121.40        122.08
Dec 93 ..............           177.21        146.94        140.83        134.87
Jan 94 ..............           183.33        147.26        138.79        140.02
Feb 94 ..............           173.80        139.84        129.81        135.18
Mar 94 ..............           174.10        142.64        130.83        139.32
Apr 94 ..............           160.14        126.08        124.30        130.83
May 94 ..............           167.77        133.82        128.59        135.48
Jun 94 ..............           156.93        126.51        125.32        127.70
Jul 94 ..............           157.13        125.22        130.02        127.40
Aug 94 ..............           164.36        132.75        138.59        130.22
Sep 94 ..............           174.20        148.44        152.26        137.98
Oct 94 ..............           166.97        133.93        145.32        131.08
Nov 94 ..............           143.88        116.30        127.16        117.81
DEC 94 ..............           146.89        122.01        130.40        120.49
Jan 95 ..............           131.43        107.47        109.72        106.08
Feb 95 ..............           134.24        114.37        113.41        108.04
Mar 95 ..............           149.70        131.70        122.01        120.08
Apr 95 ..............           153.82        129.87        124.67        125.01
May 95 ..............           153.51        133.86        122.41        127.17
Jun 95 ..............           158.73        133.97        123.64        132.42
Jul 95 ..............           165.66        134.83        129.78        134.89
Aug 95 ..............           170.18        136.23        130.40        134.17
Sep 95 ..............           170.08        137.63        131.22        130.78
Oct 95 ..............           151.71        119.00        119.55        122.87
Nov 95 ..............           165.66        132.24        125.08        129.84
DEC 95 ..............           170.28        133.21        127.74        119.96

Total return with dividends reinvested              Source:  Bridge Data Systems

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[Reverse of stuffer described above]

THE U.S. WORLD GOLD FUND MAKES IT EASY FOR YOU TO BUILD A DIVERSIFIED PORTFOLIO OF WORLD-CLASS NORTH AMERICAN AND AUSTRALIAN GOLD MINING STOCKS.

Recommended by:

*FABIAN INVESTMENT RESOURCES (January 2, 1996)
*JAY SCHABACKER'S MUTUAL FUND INVESTING (February 1996)
*THE ADEN FORECAST (January 17, 1996)
*MARTIN WEISS' SAFE MONEY REPORT (December 13,  1995)
*THE  SILVER & GOLD  REPORT  (January  24,  1996)
*THE  NO-LOAD  FUND INVESTOR (January 1996)

                      * $1,000 minimum initial investment
                                 * 100% No Load
                           * 1-800-557-2297, ext. 117

Call for a free prospectus containing more complete information, including fees and expenses. Please read the prospectus carefully before investing. Like all other mutual funds, Fund shares are not backed by the U.S. government. Past performance is no guarantee of future results. Investment return and principal value will fluctuate. You may have a gain or a loss when you sell shares.

[United Services Funds logo)

[Light screen in background -- picture of stack of gold coins, gold bars, gold brick.]

STU168